Fresh Start Accounting - Liabilities Subject To Compromise, Prior to Effective Date (Details) - USD ($) $ in Thousands	Aug. 31, 2019	Aug. 30, 2019
Fresh-Start Adjustment [Line Items]
Total Liabilities subject to compromise	$ 1,722,052	$ 1,722,052
Predecessor Term Loan
Fresh-Start Adjustment [Line Items]
Liabilities subject to compromise, debt	$ 1,072,500	1,072,500
Liabilities subject to compromise, accrued interest		15,619
Predecessor Senior Notes
Fresh-Start Adjustment [Line Items]
Liabilities subject to compromise, debt		585,000
Liabilities subject to compromise, accrued interest		$ 48,933